Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Trade accounts receivable.
Schedule of composition of trade accounts receivable
	Note	2017	2016
Trade receivables		181,084	115,291
Related parties	13	3,775	6,389
Provision for uncollectible trade receivables		(2,146)	(1,618)

		182,713	120,062

Schedule of changes in provision for uncollectible trade receivables
	2017	2016
Balance at the beginning of the year	(1,618)	(2,047)
Reversals (additions), net	(521)	653
Exchange variation losses	(7)	(224)

Balance at the end of the year	(2,146)	(1,618)

Schedule of analysis of trade accounts receivable by currency
	2017	2016
Brazilian Real	66,486	44,924
US Dollar	115,879	74,868
Other	348	270

	182,713	120,062

Schedule of aging of trade accounts receivable

	2017	2016
To fall due	163,196	113,155
Up to 3 months	19,775	6,054
From 3 to 6 months	914	1,169
Over 6 months	974	1,302

	184,859	121,680

Provision for uncollectible trade receivables	(2,146)	(1,618)

	182,713	120,062